Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity
Shareholders' Equity

Note 16. Shareholders’ Equity

Capital Stock

The authorized share capital of Scully is US$450,000 divided into 300,000,000 common shares of US$0.001 par value each and 150,000,000 preference shares divided into US$0.001 par value each.

Holders of common shares may receive dividends declared by the Company in accordance with the Company’s memorandum and articles of association, subject to any preferential dividend rights of any other classes or series of preference shares issued and outstanding. Holders of common shares are entitled to one vote per share at any general or special meeting of shareholders. The holders of common shares have the right on the winding up or dissolution of the Company to participate in the surplus assets of the Company in accordance with the provisions of the memorandum and articles of association of the Company, subject to the rights of any issued and outstanding preference shares.

The movements of total capital stock for the years ended December 31, 2024 and 2023 were as follows:

	Number	Capital Stock	Additional	Total
	of Shares	at Par Value	Paid-in Capital	Capital Stock
Balance, December 31, 2024 and 2023	14,899,530	$19	$313,070	$313,089

Treasury Stock

As at December 31:	2024	2023
Total number of common shares held as treasury stock	77,279	77,279
Total carrying amount of treasury stock	$2,643	$2,643

All of the Company’s treasury stock is held by the Company itself.